Summary of Significant Accounting Policies, Cash and Cash Equivalents (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Federal Reserve Bank [Member]
Cash and Cash Equivalents [Abstract]
Cash reserve and clearing requirement balance	$ 49